Fees Summary	Aug. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 633,470,561.60
Previously Paid Amount	0.00
Total Fee Amount	96,984.34
Total Offset Amount	22,999.19
Net Fee	$ 73,985.15